CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	11 Months Ended
Feb. 28, 2019 USD ($)
Cash Flows from Operating Activities:
Net (loss) income	$ 574,131
Adjustments to reconcile net(loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(729,499)
Unrealized gain on marketable securities held in Trust Account	2,579
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(91,130)
Accounts payable and accrued expenses	23,050
Net cash used in operating activities	(220,869)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(64,515,000)
Net cash provided by investing activities	(64,515,000)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares to initial shareholder	25,000
Proceeds from sale of Units, net of underwriting discounts paid	61,826,875
Proceeds from sale of Private Units	3,588,130
Payment of offering costs	(391,087)
Advances from related party	363,436
Repayment of advances from related party	(363,436)
Net cash used in financing activities	65,048,918
Net Change in Cash	313,049
Cash - Beginning
Cash - Ending	313,049
Non-Cash investing and financing activities:
Initial classification of ordinary shares subject to possible redemption	57,821,015
Change in value of ordinary shares subject to possible redemption	588,276
Deferred underwriting fee payable	$ 2,213,750